Prudential Global Total Return Fund, Inc.
655 Broad Street
17th Floor
Newark, New Jersey 07102
December 30, 2021
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Global Total Return Fund, Inc.
Registration numbers 033-63943 and 811-04661
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 28, 2021.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel